Trade receivables - Schedule of breakdown for trade receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade Receivable [Line Items]
Trade receivables	€ 247,138	€ 183,725
Loss allowance	(6,681)	(6,512)
Total trade receivables	240,457	177,213
At beginning of period	(6,512)	(6,643)
Provisions	(3,276)	(806)
Utilizations	285	131
Releases	2,829	645
Exchange differences and other	(7)	161
At end of period	(6,681)	(6,512)
EMEA
Disclosure of Trade Receivable [Line Items]
Total trade receivables	102,653	77,817
Italy
Disclosure of Trade Receivable [Line Items]
Total trade receivables	60,174	50,897
North America
Disclosure of Trade Receivable [Line Items]
Total trade receivables	38,636	24,523
United States
Disclosure of Trade Receivable [Line Items]
Total trade receivables	33,028	20,669
Latin America
Disclosure of Trade Receivable [Line Items]
Total trade receivables	8,936	5,770
APAC
Disclosure of Trade Receivable [Line Items]
Total trade receivables	90,232	69,103
Greater China Region
Disclosure of Trade Receivable [Line Items]
Total trade receivables	€ 61,990	€ 47,924